INVESTMENTS (TABLES)	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Schedule of Fixed Maturities, Available for Sale and Equity Securities [Table Text Block]
At December 31, 2010, the amortized cost, gross unrealized gains and losses, estimated fair value and other-than-temporary impairments in accumulated other comprehensive income of fixed maturities, available for sale, and equity securities were as follows (dollars in millions):

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Other-than-temporary impairments included in accumulated other comprehensive income
Investment grade:
Corporate securities	$12,032.9	$623.4	$(108.8)	$12,547.5	$—
United States Treasury securities and obligations of United States government corporations and agencies	299.1	5.6	(11.8)	292.9	—
States and political subdivisions	1,836.1	8.6	(95.6)	1,749.1	—
Debt securities issued by foreign governments	.8	.1	—	.9	—
Asset-backed securities	1,204.0	31.7	(28.5)	1,207.2	—
Collateralized debt obligations	238.7	3.4	(1.1)	241.0	—
Commercial mortgage-backed securities	1,292.8	76.4	(9.0)	1,360.2	(.1)
Mortgage pass-through securities	29.5	1.8	—	31.3	—
Collateralized mortgage obligations	1,416.7	25.7	(30.1)	1,412.3	(1.6)
Total investment grade fixed maturities, available for sale	18,350.6	776.7	(284.9)	18,842.4	(1.7)
Below-investment grade:
Corporate securities	1,227.3	24.4	(38.8)	1,212.9	—
States and political subdivisions	4.7	—	(1.5)	3.2	—
Asset-backed securities	57.5	1.5	(2.8)	56.2	—
Collateralized debt obligations	14.3	1.2	—	15.5	—
Commercial mortgage-backed securities	7.0	—	(3.5)	3.5	—
Collateralized mortgage obligations	494.4	11.2	(5.4)	500.2	(21.7)
Total below-investment grade fixed maturities, available for sale	1,805.2	38.3	(52.0)	1,791.5	(21.7)
Total fixed maturities, available for sale	$20,155.8	$815.0	$(336.9)	$20,633.9	$(23.4)
Equity securities	$68.2	$.8	$(.9)	$68.1

At December 31, 2011, the amortized cost, gross unrealized gains and losses, estimated fair value and other-than-temporary impairments in accumulated other comprehensive income of fixed maturities, available for sale, and equity securities were as follows (dollars in millions):

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Other-than-temporary impairments included in accumulated other comprehensive income
Investment grade (a):
Corporate securities	$13,414.9	$1,513.4	$(86.4)	$14,841.9	$—
United States Treasury securities and obligations of United States government corporations and agencies	298.0	7.4	—	305.4	—
States and political subdivisions	1,778.7	189.3	(13.6)	1,954.4	—
Debt securities issued by foreign governments	1.3	.1	—	1.4	—
Asset-backed securities	1,227.2	43.3	(30.9)	1,239.6	—
Collateralized debt obligations	323.1	1.1	(4.4)	319.8	—
Commercial mortgage-backed securities	1,351.0	89.9	(7.9)	1,433.0	—
Mortgage pass-through securities	30.5	1.6	(.1)	32.0	—
Collateralized mortgage obligations	1,314.8	77.8	(4.0)	1,388.6	(.3)
Total investment grade fixed maturities, available for sale	19,739.5	1,923.9	(147.3)	21,516.1	(.3)
Below-investment grade (a):
Corporate securities	1,055.5	25.6	(50.5)	1,030.6	—
Asset-backed securities	178.0	2.2	(5.8)	174.4	—
Collateralized debt obligations	9.4	—	(1.9)	7.5	—
Collateralized mortgage obligations	796.7	8.1	(17.4)	787.4	(11.5)
Total below-investment grade fixed maturities, available for sale	2,039.6	35.9	(75.6)	1,999.9	(11.5)
Total fixed maturities, available for sale	$21,779.1	$1,959.8	$(222.9)	$23,516.0	$(11.8)
Equity securities	$177.0	$1.2	$(3.1)	$175.1
_______________

(a)
Investment ratings – Investment ratings are assigned the second lowest rating by a nationally recognized statistical rating organization (Moody's Investor Services, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”)), or if not rated by such firms, the rating assigned by the NAIC.  NAIC designations of “1” or “2” include fixed maturities generally rated investment grade (rated “Baa3” or higher by Moody’s or rated “BBB-” or higher by S&P and Fitch).  NAIC designations of “3” through “6” are referred to as below-investment grade (which generally are rated “Ba1” or lower by Moody’s or rated “BB+” or lower by S&P and Fitch).  References to investment grade or below-investment grade throughout our consolidated financial statements are determined as described above.

Fixed Maturities, Available-for-Sale by NAIC Designation [Table Text Block]
A summary of our fixed maturity securities, available for sale, by NAIC designations (or for fixed maturity securities held by non-regulated entities, based on NRSRO ratings) as of December 31, 2011 is as follows (dollars in millions):

NAIC designation	Amortized cost	Estimated fair value	Percentage of total estimated fair value
1	$10,617.4	$11,504.2	48.9%
2	9,982.9	10,855.4	46.2
3	877.2	861.3	3.6
4	279.3	277.2	1.2
5	21.9	17.4	.1
6.4		.5	—
	$21,779.1	$23,516.0	100.0%

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Accumulated other comprehensive income is primarily comprised of the net effect of unrealized appreciation (depreciation) on our investments.  These amounts, included in shareholders’ equity as of December 31, 2011 and 2010, were as follows (dollars in millions):

	2011	2010
Net unrealized appreciation (depreciation) on fixed maturity securities, available for sale, on which an other-than-temporary impairment loss has been recognized	$(4.4)	$(4.4)
Net unrealized gains on all other investments	1,733.2	476.5
Adjustment to present value of future profits (a)	(214.8)	(17.6)
Adjustment to deferred acquisition costs	(289.3)	(53.8)
Unrecognized net loss related to deferred compensation plan	(8.3)	(7.7)
Deferred income tax liabilities	(434.8)	(140.3)
Accumulated other comprehensive income	$781.6	$252.7
_________

(a)	The present value of future profits is the value assigned to the right to receive future cash flows from contracts existing at September 10, 2003 (the date our Predecessor emerged from bankruptcy).

Fixed Maturities Available for Sale, Carrying Values and Gross Unrealized Losses [Table Text Block]
The following table summarizes the carrying values and gross unrealized losses of our fixed maturity securities, available for sale, by category as of December 31, 2011 (dollars in millions):

	Carrying value	Percent of fixed maturities	Gross unrealized losses	Percent of gross unrealized losses
Energy/pipelines	$2,307.6	9.8%	$5.7	2.6%
Collateralized mortgage obligations	2,176.0	9.3	21.4	9.6
Utilities	2,113.0	9.0	1.8	.8
States and political subdivisions	1,954.4	8.3	13.6	6.1
Commercial mortgage-backed securities	1,433.0	6.1	7.9	3.5
Asset-backed securities	1,414.0	6.0	36.7	16.5
Insurance	1,356.2	5.8	15.0	6.8
Healthcare/pharmaceuticals	1,195.8	5.1	2.0	.9
Food/beverage	1,133.4	4.8	1.5	.7
Real estate/REITs	898.8	3.8	3.2	1.5
Cable/media	877.9	3.7	10.2	4.6
Banks	752.8	3.2	46.5	20.9
Capital goods	693.6	2.9	2.6	1.2
Transportation	543.8	2.3	.6	.3
Telecom	498.4	2.1	17.3	7.7
Aerospace/defense	449.5	1.9	.1	—
Building materials	388.7	1.7	13.8	6.2
Chemicals	388.6	1.7	—	—
Paper	367.8	1.6	3.6	1.6
Collateralized debt obligations	327.3	1.4	6.3	2.8
Metals and mining	320.3	1.4	2.1	.9
U.S. Treasury and Obligations	305.4	1.3	—	—
Consumer products	291.8	1.2	2.5	1.1
Brokerage	259.8	1.1	6.3	2.8
Technology	257.7	1.1	.3	.1
Other	810.4	3.4	1.9	.8
Total fixed maturities, available for sale	$23,516.0	100.0%	$222.9	100.0%

Investments Classified by Contractual Maturity Date [Table Text Block]
The following table sets forth the amortized cost and estimated fair value of fixed maturities, available for sale, at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without penalties.  In addition, structured securities (such as asset-backed securities, collateralized debt obligations, commercial mortgage-backed securities, mortgage pass-through securities and collateralized mortgage obligations, collectively referred to as “structured securities”) frequently include provisions for periodic principal payments and permit periodic unscheduled payments.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due in one year or less	$123.9	$125.7
Due after one year through five years	1,325.5	1,396.4
Due after five years through ten years	4,586.8	4,911.7
Due after ten years	10,512.2	11,699.9
Subtotal	16,548.4	18,133.7
Structured securities	5,230.7	5,382.3
Total fixed maturities, available for sale	$21,779.1	$23,516.0

Investment Income [Table Text Block]
Net investment income consisted of the following (dollars in millions):

	2011	2010	2009

Fixed maturities	$1,233.8	$1,162.6	$1,083.7
Trading income related to policyholder and reinsurer accounts and other special-purpose portfolios	14.6	43.7	11.1
Equity securities	1.7	.8	1.5
Mortgage loans	111.7	121.7	130.8
Policy loans	17.6	18.2	21.2
Options related to fixed index products:
Option income (loss)	36.5	57.3	(63.0)
Change in value of options	(57.7)	(29.1)	113.7
Other invested assets	14.5	9.1	10.0
Cash and cash equivalents	.4	.5	1.1
Gross investment income	1,373.1	1,384.8	1,310.1
Less investment expenses	19.0	17.9	17.4
Net investment income	$1,354.1	$1,366.9	$1,292.7

Realized Gain (Loss) on Investments [Table Text Block]
The following table sets forth the net realized investment gains (losses) for the periods indicated (dollars in millions):

	2011	2010	2009
Fixed maturity securities, available for sale:
Realized gains on sale	$183.1	$347.1	$367.9
Realized losses on sale	(59.9)	(147.7)	(233.9)
Impairments:
Total other-than-temporary impairment losses	(19.2)	(94.8)	(337.8)
Other-than-temporary impairment losses recognized in accumulated other comprehensive income (loss)	5.3	(4.7)	188.3
Net impairment losses recognized	(13.9)	(99.5)	(149.5)
Net realized investment gains (losses) from fixed maturities	109.3	99.9	(15.5)
Equity securities	(.2)	.1	—
Commercial mortgage loans	(29.3)	(16.9)	(13.5)
Impairments of mortgage loans and other investments	(20.7)	(50.3)	(45.9)
Other	2.7	(2.6)	14.4
Net realized investment gains (losses)	$61.8	$30.2	$(60.5)

Other than Temporary Impairment, Credit Losses Recognized in Earnings [Table Text Block]
The following table summarizes the amount of credit losses recognized in earnings on fixed maturity securities, available for sale, held at the beginning of the period, for which a portion of the other-than-temporary impairment was also recognized in accumulated other comprehensive income for the years ended December 31, 2011, 2010 and 2009 (dollars in millions):

	Year ended
	December 31,
	2011	2010	2009
Credit losses on fixed maturity securities, available for sale, beginning of period	$(6.1)	$(27.2)	$(.6)
Add: credit losses on other-than-temporary impairments not previously recognized	(1.1)	(1.7)	(20.7)
Less: credit losses on securities sold	5.2	33.3	5.4
Less: credit losses on securities impaired due to intent to sell (a)	—	1.9	—
Add: credit losses on previously impaired securities	—	(12.4)	(11.3)
Less: increases in cash flows expected on previously impaired securities	—	—	—
Credit losses on fixed maturity securities, available for sale, end of period	$(2.0)	$(6.1)	$(27.2)
__________

(a)
Represents securities for which the amount previously recognized in accumulated other comprehensive income was recognized in earnings because we intend to sell the security or we more likely than not will be required to sell the security before recovery of its amortized cost basis.

Investments With Unrealized Losses Classified by Contractual Maturity Date [Table Text Block]
The following table sets forth the amortized cost and estimated fair value of those fixed maturities, available for sale, with unrealized losses at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.  Structured securities frequently include provisions for periodic principal payments and permit periodic unscheduled payments.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due in one year or less	$16.7	$16.7
Due after one year through five years	267.2	259.2
Due after five years through ten years	741.4	703.2
Due after ten years	1,158.2	1,053.9
Subtotal	2,183.5	2,033.0
Structured securities	1,807.9	1,735.5
Total	$3,991.4	$3,768.5

Schedule of Unrealized Loss on Investments [Table Text Block]
The following table summarizes the gross unrealized losses and fair values of our investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that such securities have been in a continuous unrealized loss position, at December 31, 2011 (dollars in millions):

	Less than 12 months		12 months or greater		Total
Description of securities	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
United States Treasury securities and obligations of United States government corporations and agencies	$9.1	$—	$.2	$—	$9.3	$—
States and political subdivisions	6.9	(.2)	155.4	(13.4)	162.3	(13.6)
Debt securities issued by foreign governments	.5	—	—	—	.5	—
Corporate securities	1,394.7	(57.0)	466.2	(79.9)	1,860.9	(136.9)
Asset-backed securities	437.6	(14.5)	147.5	(22.2)	585.1	(36.7)
Collateralized debt obligations	268.8	(6.3)	1.7	—	270.5	(6.3)
Commercial mortgage-backed securities	168.8	(5.2)	33.0	(2.7)	201.8	(7.9)
Mortgage pass-through securities	1.2	—	2.2	(.1)	3.4	(.1)
Collateralized mortgage obligations	645.0	(20.8)	29.7	(.6)	674.7	(21.4)
Total fixed maturities, available for sale	$2,932.6	$(104.0)	$835.9	$(118.9)	$3,768.5	$(222.9)
Equity securities	$41.6	$(3.0)	$.4	$—	$42.0	$(3.0)

The following table summarizes the gross unrealized losses and fair values of our investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that such securities have been in a continuous unrealized loss position, at December 31, 2010 (dollars in millions):

	Less than 12 months		12 months or greater		Total
Description of securities	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
United States Treasury securities and obligations of United States government corporations and agencies	$196.9	$(11.8)	$.2	$—	$197.1	$(11.8)
States and political subdivisions	1,188.3	(53.5)	212.1	(43.6)	1,400.4	(97.1)
Corporate securities	2,562.3	(78.3)	712.1	(69.3)	3,274.4	(147.6)
Asset-backed securities	356.5	(6.0)	224.0	(25.3)	580.5	(31.3)
Collateralized debt obligations	117.0	(.9)	5.8	(.2)	122.8	(1.1)
Commercial mortgage-backed securities	15.5	—	111.8	(12.5)	127.3	(12.5)
Mortgage pass-through securities	.3	—	3.4	—	3.7	—
Collateralized mortgage obligations	661.0	(29.1)	112.9	(6.4)	773.9	(35.5)
Total fixed maturities, available for sale	$5,097.8	$(179.6)	$1,382.3	$(157.3)	$6,480.1	$(336.9)
Equity securities	$.4	$—	$6.1	$(.9)	$6.5	$(.9)

Schedule of Unrealized Loss on Investments Rated Below Investment Grade and Continuously In An Unrealized Loss Position Exceeding 20 Percent of Cost Basis [Table Text Block]
The following summarizes the investments in our portfolio rated below-investment grade which have been continuously in an unrealized loss position exceeding 20 percent of the cost basis for the period indicated as of December 31, 2011 (dollars in millions):

	Number of issuers	Cost basis	Unrealized loss	Estimated fair value
Less than 6 months	7	$64.7	$(17.5)	$47.2
Greater than or equal to 6 months and less than 12 months	1	14.8	(3.6)	11.2
	8	$79.5	$(21.1)	$58.4

Schedule of Unrealized Loss on Investments By Category and Rating [Table Text Block]
The following table summarizes the gross unrealized losses of our fixed maturity securities, available for sale, by category and ratings category as of December 31, 2011 (dollars in millions):

	Investment grade		Below-investment grade
	AAA/AA/A	BBB	BB	B+ and below	Total gross unrealized losses
Banks	$13.9	$20.7	$11.9	$—	$46.5
Asset-backed securities	13.6	17.3	4.7	1.1	36.7
Collateralized mortgage obligations	3.2	.8	2.2	15.2	21.4
Telecom	—	13.1	1.2	3.0	17.3
Insurance	.8	12.7	1.5	—	15.0
Building materials	—	3.6	9.7	.5	13.8
States and political subdivisions	4.7	8.9	—	—	13.6
Cable/media	—	.4	6.2	3.6	10.2
Commercial mortgage-backed securities	7.2	.7	—	—	7.9
Collateralized debt obligations	4.1	.3	.9	1.0	6.3
Brokerage	5.7	.6	—	—	6.3
Energy/pipelines	—	4.0	1.6	.1	5.7
Paper	—	.1	3.5	—	3.6
Real estate/REITs	.1	1.5	1.6	—	3.2
Capital goods	—	2.1	.5	—	2.6
Consumer products	—	.3	1.9	.3	2.5
Metals and mining	—	1.3	.8	—	2.1
Healthcare/pharmaceuticals	—	1.2	.1	.7	2.0
Utilities	—	1.8	—	—	1.8
Food/beverage	—	1.0	—	.5	1.5
Gaming	—	—	—	.9	.9
Transportation	—	.6	—	—	.6
Technology	—	—	.2	.1	.3
Retail	—	.1	—	—	.1
Autos	—	.1	—	—	.1
Aerospace/defense	—	.1	—	—	.1
Mortgage pass-through securities	.1	—	—	—	.1
Other	—	.6	.1	—	.7
Total fixed maturities, available for sale	$53.4	$93.9	$48.6	$27.0	$222.9

Schedule of Structured Securities [Table Text Block]
The following table sets forth the par value, amortized cost and estimated fair value of structured securities, summarized by interest rates on the underlying collateral, at December 31, 2011 (dollars in millions):

	Par value	Amortized cost	Estimated fair value
Below 4 percent	$576.0	$529.3	$521.9
4 percent – 5 percent	739.4	722.6	771.1
5 percent – 6 percent	2,678.5	2,592.3	2,675.3
6 percent – 7 percent	1,025.0	986.3	1,005.8
7 percent – 8 percent	201.7	208.1	212.9
8 percent and above	186.9	192.1	195.3
Total structured securities	$5,407.5	$5,230.7	$5,382.3

The amortized cost and estimated fair value of structured securities at December 31, 2011, summarized by type of security, were as follows (dollars in millions):

		Estimated fair value
Type	Amortized cost	Amount	Percent of fixed maturities
Pass-throughs, sequential and equivalent securities	$1,403.9	$1,444.5	6.1%
Planned amortization classes, target amortization classes and accretion-directed bonds	715.7	740.6	3.2
Commercial mortgage-backed securities	1,351.0	1,433.0	6.1
Asset-backed securities	1,405.2	1,414.0	6.0
Collateralized debt obligations	332.5	327.3	1.4
Other	22.4	22.9	.1
Total structured securities	$5,230.7	$5,382.3	22.9%

Weighted Average Loan-To-Value Ratio for Outstanding Mortgage Loans [Table Text Block]
The following table provides the weighted average loan-to-value ratio for our outstanding mortgage loans as of December 31, 2011 (dollars in millions):

Loan-to-value ratio (a)	Carrying value	Estimated fair value
Less than 60%	$626.3	$697.6
60% to 70%	382.5	415.6
70% to 80%	207.2	217.3
80% to 90%	218.9	241.6
Greater than 90%	167.9	163.3
Total	$1,602.8	$1,735.4
________________

(a)
Loan-to-value ratios are calculated as the ratio of:  (i) the carrying value of the commercial mortgage loans; to (ii) the estimated fair value of the underlying commercial property, which is updated on a periodic basis as part of our ongoing credit assessment of the loan portfolio.